Income (loss) per share	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
11. Income (loss) per share

	2015	2014	2013
Comprehensive income (loss) for the year	$10,540,228	$(1,563,361)	$(5,341,561)

Weighted average number of shares outstanding:
Common shares issued	47,782,647	44,375,540	40,882,108
Convertible Preferred Shares (see (i))	-	-	778,082
Basic	47,782,647	44,375,540	41,660,190
Additional shares related to assumed exercise of
stock options and US$ Warrants under
the treasury stock method (see (ii))	1,258,736	-	-
Contingently issuable Preferred Shares (see (ii))	-	-	-
Fully diluted	49,041,383	44,375,540	41,660,190

Net income (loss) per share - Basic	$0.22	$(0.04)	$(0.13)
Net income (loss) per share - Fully diluted	$0.21	$(0.04)	$(0.13)

(i)	A total of 2,000,000 of the Preferred Shares (see note 10 (i)) are included in the above noted basic income (loss) per share calculation for the year ended December 31, 2013, as the criteria for them to convert to common shares had been met up to their formal conversion in May 2013. The remaining 8,000,000 Preferred Shares are included in the weighted average number of shares outstanding from their conversion on August 31, 2015. Prior to that date, they were considered to be contingently issuable, and were only included in the diluted number of shares outstanding if there was a net income applicable for the period.

(ii)	In periods in which a loss results, all outstanding stock options, US$ common share purchase Warrants and the 8,000,000 Preferred Shares are excluded from the fully diluted loss per share calculations as their effect is anti-dilutive.